Income Taxes - Change in Unrecognized Tax Benefits, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 105	$ 86	$ 69
Additions for prior year tax positions	0	14	0
Additions for current year tax positions	2	17	28
Reduction for prior year tax positions	(3)	0	(1)
Lapse of the statute of limitations	(3)	(2)	(3)
Settlement—tax attributes	0	(14)	0
Impact of currency translations	(1)	4	(7)
Balance, end of period	$ 100	$ 105	$ 86